Preference shares (Tables)	12 Months Ended
Dec. 31, 2015
Temporary Equity Disclosure [Abstract]
Schedule of Changes in Preference shares (Mezzanine Equity)

The Group did not authorize or issue any preference shares before 2010. Immediately prior to the IPO, the Group’s preference shares comprised the following:

				Shares
Series	Date of Issuance	Issue Price Per Share	Redemption Price Per Share	Authorized	Issued and Outstanding	Carrying Amount
		US$	US$			US$
A	March 2010	0.37	0.18	27,028,572	27,028,572	9,866
A-1	March 2010	0.53	0.53	19,047,620	19,047,620	13,293
B	December 2010	1.79	1.79	26,247,412	25,210,084	56,910
B	March 2011	2.03	2.03	26,247,412	1,037,328	2,430
B-1	August and September 2011	3.608	3.608	15,243,000	15,242,995	66,152